Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Purchased Loans (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Purchase price	¥ 1,209	¥ 834	¥ 2,629	¥ 1,221
Allowance for credit losses at acquisition date	117	1,296	1,869	1,636
Discount or premium attributable to other factors	56	95	178	152
Par value	¥ 1,382	¥ 2,225	¥ 4,676	¥ 3,009